Advances to Suppliers, Net - Schedule of Allowance for Doubtful Accounts Movement (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shedule of Allowance for doubtful accounts movement [Line Items]
Beginning balance	$ 7
Provision		$ (13,681)
Ending balance
Accounts Receivable [Member]
Shedule of Allowance for doubtful accounts movement [Line Items]
Beginning balance		13,681
Provision
Reversal		(13,681)
Ending balance